Fair value measurements and Hedging	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging

12.            Fair value measurements and Hedging:

Interest rate swaps

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risks associated with changing interest rates with respect to certain of its credit facilities. Details of the Company’s interest rate swaps are discussed in Note 17 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report.

The Company’s interest rate swaps were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the six-month periods ended June 30, 2021 and 2022.

A gain of approximately $16,150 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period when realized.

Freight Derivatives and Bunker Swaps

During the year ended December 31, 2021 and the six-month period ended June 30, 2022, the Company entered into a number of freight derivatives, including freight forward agreements (“FFAs”), freight options and bunker swaps, the results of which for the six-month periods ended June 30, 2021 and 2022 and the valuation of their open positions as at December 31, 2021 and June 30, 2022 are presented in the tables below.

The amounts of Gain / (Loss) on interest rate swaps, freight derivatives and bunker swaps recognized in the unaudited interim condensed consolidated income statements, are analyzed as follows:

	Six months ended June 30,
	2021	2022
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	(998)	633
Total Gain/(loss) recognized	$(998)	$633

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(39)	1,023
Realized gain/(loss) on bunker swaps	58	(4,085)
Unrealized gain/(loss) on forward freight agreements and freight options	(1,560)	(1,169)
Unrealized gain/(loss) on bunker swaps	4	292
Total Gain/(loss) recognized	$(1,537)	$(3,939)

12.       Fair value measurements and Hedging - continued:

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2021 and June 30, 2022. The fair value of freight derivatives and bunker swaps was determined through Level 1 inputs of the fair value hierarchy (quoted prices from the applicable exchanges such as London Clearing House (LCH) or Singapore Exchange (SGX)), while the fair value of the interest rate swaps was determined through Level 2 inputs of the fair value hierarchy (such as interest rate curves).

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		June 30, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$1,440	$-	$-	$-
Bunker swaps - current	Derivatives, current asset portion	7	-	419	-
Forward freight agreements - non-current	Derivatives, non-current asset portion	150	-	-	-
Total		$1,597	$-	$419	$-
LIABILITIES
Bunker swaps - current	Derivatives, current asset portion	$300	$-	$-	$-
Total		$300	$-	$-	$-

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		June 30, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$-	$549	$-	$17,450
Interest rate swaps - non-current	Derivatives, non-current asset portion	-	6,763	-	12,383
Total		$-	$7,312	$-	$29,833
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$-	$443	$-	$-
Total		$-	$443	$-	$-

Certain of the Company’s financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2021 and June 30, 2022 amounted to $10,128 and $990, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets (Note 7).

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and financing under bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2022, due to the variable interest rate nature thereof. The fair value of the DSF $55,000 Facility (Note 7) as of June 30, 2022, measured through level 2 inputs (such as interest rate curves) is $46,324, which is $214 lower than the loan’s book value of $46,538.